Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,986,490,000.00
Previously Paid Amount	0.00
Total Fee Amount	610,331.62
Total Offset Amount	$ 610,331.62
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 3,986,490,000.00
Final Prospectus	true